Equity - Summary of Capital Stock (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Units (in shares)	3,469,469,527	3,578,226,270
Series "B" (in shares)	9,137,663,527	9,246,420,270
Series "D" (in shares)	8,209,684,108	8,644,711,080
Series "D-B" (in shares)	4,104,842,054	4,322,355,540
Series "D-L" (in shares)	4,104,842,054	4,322,355,540
Total shares (in shares)	17,347,347,635	17,891,131,350
“B” Units
Disclosure of classes of share capital [line items]
Units (in shares)	1,417,048,500	1,417,048,500
Series "B" (in shares)	7,085,242,500	7,085,242,500
Series "D" (in shares)	0	0
Series "D-B" (in shares)	0	0
Series "D-L" (in shares)	0	0
Total shares (in shares)	7,085,242,500	7,085,242,500
“BD” Units
Disclosure of classes of share capital [line items]
Units (in shares)	2,052,421,027	2,161,177,770
Series "B" (in shares)	2,052,421,027	2,161,177,770
Series "D" (in shares)	8,209,684,108	8,644,711,080
Series "D-B" (in shares)	4,104,842,054	4,322,355,540
Series "D-L" (in shares)	4,104,842,054	4,322,355,540
Total shares (in shares)	10,262,105,135	10,805,888,850